Note 13 - Industry Segment Data	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
13
.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two
product groups: coil and tubular. The Company's coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups:

	Year Ended March 31,
	2021	2020
NET SALES:
Coil	$95,264,555	$99,762,892
Tubular	30,837,978	42,339,432
TOTAL NET SALES	$126,102,533	$142,102,324
OPERATING PROFIT (LOSS):
Coil	$16,466,713	$1,252,669
Tubular	2,923,399	(5,564,882)
TOTAL OPERATING PROFIT (LOSS)	19,390,112	(4,312,213)
General corporate expenses	(3,640,098)	(2,540,443)
Interest expense	(24,619)	(4,806)
Other income (loss)	(503,422)	19,260
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$15,221,973	$(6,838,202)
IDENTIFIABLE ASSETS:
Coil	$56,670,109	$35,894,510
Tubular	17,883,612	23,659,457
	74,553,721	59,553,967
General corporate assets	20,455,088	17,790,121
TOTAL ASSETS	$95,008,809	$77,344,088
DEPRECIATION:
Coil	$653,708	$836,730
Tubular	346,135	675,048
Corporate and other	13,074	13,183
	$1,012,917	$1,524,961
CAPITAL EXPENDITURES:
Coil	$4,505,589	$4,060,911
Tubular	78,061	841,817
Corporate and other	25,967	32,633
	$4,609,617	$4,935,361

Operating profit (loss) is total net sales less operating expenses, excluding general corporate expenses, interest expense and interest and other income. General corporate expenses reflect general and administrative expenses not
directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. Other income (loss) for fiscal
2021
consisted primarily of a
$515,160
loss related to derivatives
not
designated for hedge accounting. At
March 31, 2021
and
March 31, 2020
, corporate assets consisted primarily of cash, restricted cash and the cash value of officers' life insurance. Although inventory is transferred at cost between product groups, there are no
sales between product groups.